Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 4,556.8	$ 5,448.1
Liabilities	5,346.7	$ 5,849.5
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	745.3
Liabilities	(79.7)
Net impact	$ 825.0
Exchange rate considered	3,874,800
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (286.5)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	206.8
BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	528.4
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	216.9
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	378.9
Liabilities	(40.6)
Net impact	$ 338.3
Exchange rate considered	1,905,000
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (145.7)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	105.1
-50% [member] | BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	268.6
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	110.3
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	195.7
Liabilities	(20.9)
Net impact	$ 174.8
Exchange rate considered	2,857,500
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (75.2)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	54.3
-25% [member] | BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	138.7
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	57.0
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	12.4
Liabilities	(1.3)
Net impact	$ 11.1
Exchange rate considered	3,810,000
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (4.8)
Probable scenario [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	3.5
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	8.8
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	3.6
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(170.8)
Liabilities	18.2
Net impact	$ (152.6)
Exchange rate considered	4,762,500
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 65.6
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(47.4)
+25% [member] | BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(121.1)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(49.7)
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(354.0)
Liabilities	37.9
Net impact	$ (316.1)
Exchange rate considered	5,715,000
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 136.1
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(98.2)
+50% [member] | BRL [member] | Cash and cash equivalents and financial investment [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(251.0)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ (103.0)